Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net loss	$ (701)	$ (3,789)	$ (3,136)	$ (6,675)
Other comprehensive loss items that may be reclassified subsequently to net (loss) income
Exchange differences on translation of foreign operations	(738)	598	(758)	330
Total other comprehensive (loss) income	(738)	598	(758)	330
Total comprehensive loss	$ (1,439)	$ (3,191)	$ (3,894)	$ (6,345)